Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
Entity Central Index Key	0000758003
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005558
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	Investor Class
Trading Symbol	PRFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Investor Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the continuing care/assisted living, industrial revenue, and other transportation subsectors. The portfolio’s longer-than-benchmark average duration profile contributed as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial.

  Conversely, positioning across key rates was the largest relative detractor. Specifically, modest underweights to two- and five-year municipal bonds and overweights in longer-maturity bonds hampered performance as yields declined more meaningfully for shorter maturities. Overweight allocations to the industrial revenue/pollution control and tobacco revenue subsectors also hampered performance, along with an underweight allocation to general obligation debt.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,255	10,133	10,191
2016	10,518	10,369	10,458
2016	9,947	10,040	9,852
2017	10,164	10,142	10,196
2017	10,475	10,293	10,452
2017	10,616	10,420	10,601
2017	10,651	10,363	10,546
2018	10,651	10,193	10,531
2018	10,802	10,254	10,759
2018	10,886	10,310	10,862
2018	10,745	10,224	10,814
2019	10,974	10,516	11,069
2019	11,432	10,911	11,499
2019	11,789	11,359	11,851
2019	11,767	11,327	11,838
2020	12,197	11,744	12,306
2020	11,047	11,938	11,707
2020	11,726	12,094	12,150
2020	12,002	12,152	12,361
2021	12,282	11,907	12,457
2021	12,670	11,890	12,763
2021	12,907	12,084	12,927
2021	12,929	12,012	12,924
2022	12,554	11,592	12,553
2022	11,854	10,912	11,919
2022	11,589	10,693	11,747
2022	11,267	10,469	11,621
2023	11,344	10,465	11,725
2023	11,505	10,678	11,868
2023	11,491	10,565	11,900
2023	11,646	10,593	12,184
2024	12,143	10,813	12,479
2024	12,161	10,818	12,412
2024	12,702	11,336	12,883
2024	12,886	11,321	13,054
2025	12,926	11,441	13,070
2025	12,452	11,408	12,733
2025	12,539	11,691	12,822
2025	13,210	11,967	13,323
2026	13,529	12,158	13,634

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Tax-Free High Yield Fund (Investor Class)	4.67%	1.95%	3.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.32	1.82	3.15

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,485,145,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 15,122,000
InvestmentCompanyPortfolioTurnover	18.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,485,145 Number of Portfolio Holdings1,030
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.9%
California	7.7
Florida	6.0
Texas	6.0
Wisconsin	5.6
Pennsylvania	4.9
Ohio	4.6
Maryland	4.4
Illinois	4.1
Other	46.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.7%
Transportation	11.2
Education	9.3
Special Tax	8.9
Housing	8.7
Industrial & Pollution Control	6.9
General Obligations - State	4.1
General Obligations - Local	2.7
Water & Sewer	2.2
Other	24.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000117193
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	Advisor Class
Trading Symbol	PATFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Advisor Class	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the continuing care/assisted living, industrial revenue, and other transportation subsectors. The portfolio’s longer-than-benchmark average duration profile contributed as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial.

  Conversely, positioning across key rates was the largest relative detractor. Specifically, modest underweights to two- and five-year municipal bonds and overweights in longer-maturity bonds hampered performance as yields declined more meaningfully for shorter maturities. Overweight allocations to the industrial revenue/pollution control and tobacco revenue subsectors also hampered performance, along with an underweight allocation to general obligation debt.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,257	10,133	10,191
2016	10,519	10,369	10,458
2016	9,941	10,040	9,852
2017	10,184	10,142	10,196
2017	10,486	10,293	10,452
2017	10,627	10,420	10,601
2017	10,654	10,363	10,546
2018	10,638	10,193	10,531
2018	10,789	10,254	10,759
2018	10,863	10,310	10,862
2018	10,714	10,224	10,814
2019	10,934	10,516	11,069
2019	11,379	10,911	11,499
2019	11,718	11,359	11,851
2019	11,688	11,327	11,838
2020	12,104	11,744	12,306
2020	10,951	11,938	11,707
2020	11,622	12,094	12,150
2020	11,887	12,152	12,361
2021	12,153	11,907	12,457
2021	12,526	11,890	12,763
2021	12,759	12,084	12,927
2021	12,772	12,012	12,924
2022	12,384	11,592	12,553
2022	11,690	10,912	11,919
2022	11,424	10,693	11,747
2022	11,100	10,469	11,621
2023	11,159	10,465	11,725
2023	11,307	10,678	11,868
2023	11,296	10,565	11,900
2023	11,427	10,593	12,184
2024	11,901	10,813	12,479
2024	11,910	10,818	12,412
2024	12,437	11,336	12,883
2024	12,606	11,321	13,054
2025	12,635	11,441	13,070
2025	12,166	11,408	12,733
2025	12,240	11,691	12,822
2025	12,868	11,967	13,323
2026	13,175	12,158	13,634

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Tax-Free High Yield Fund (Advisor Class)	4.27%	1.63%	2.80%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.32	1.82	3.15

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,485,145,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 15,122,000
InvestmentCompanyPortfolioTurnover	18.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,485,145 Number of Portfolio Holdings1,030
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.9%
California	7.7
Florida	6.0
Texas	6.0
Wisconsin	5.6
Pennsylvania	4.9
Ohio	4.6
Maryland	4.4
Illinois	4.1
Other	46.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.7%
Transportation	11.2
Education	9.3
Special Tax	8.9
Housing	8.7
Industrial & Pollution Control	6.9
General Obligations - State	4.1
General Obligations - Local	2.7
Water & Sewer	2.2
Other	24.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177208
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	I Class
Trading Symbol	PTYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - I Class	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the continuing care/assisted living, industrial revenue, and other transportation subsectors. The portfolio’s longer-than-benchmark average duration profile contributed as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial.

  Conversely, positioning across key rates was the largest relative detractor. Specifically, modest underweights to two- and five-year municipal bonds and overweights in longer-maturity bonds hampered performance as yields declined more meaningfully for shorter maturities. Overweight allocations to the industrial revenue/pollution control and tobacco revenue subsectors also hampered performance, along with an underweight allocation to general obligation debt.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	497,488	498,674	497,754
2/28/17	508,433	503,720	515,134
5/31/17	524,104	511,246	528,077
8/31/17	531,286	517,530	535,599
11/30/17	533,171	514,702	532,794
2/28/18	533,312	506,265	532,042
5/31/18	541,034	509,331	543,548
8/31/18	544,939	512,100	548,774
11/30/18	538,456	507,795	546,353
2/28/19	550,128	522,312	559,250
5/31/19	573,217	541,930	580,948
8/31/19	591,237	564,193	598,719
11/30/19	590,289	562,592	598,086
2/29/20	611,972	583,332	621,721
5/31/20	554,414	592,956	591,472
8/31/20	588,618	600,715	613,855
11/30/20	602,656	603,570	624,510
2/28/21	616,347	591,403	629,369
5/31/21	636,516	590,555	644,804
8/31/21	648,576	600,209	653,120
11/30/21	649,882	596,608	652,955
2/28/22	631,215	575,765	634,184
5/31/22	596,274	541,999	602,187
8/31/22	583,162	531,089	593,485
11/30/22	567,095	520,006	587,133
2/28/23	571,174	519,790	592,386
5/31/23	579,419	530,385	599,605
8/31/23	578,922	524,752	601,231
11/30/23	586,926	526,141	615,538
2/29/24	611,569	537,084	630,438
5/31/24	612,718	537,310	627,059
8/31/24	640,758	563,042	650,878
11/30/24	650,259	562,314	659,515
2/28/25	652,480	568,279	660,336
5/31/25	628,802	566,641	643,311
8/31/25	633,402	580,700	647,803
11/30/25	666,941	594,373	673,125
2/28/26	683,858	603,857	688,829

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/29/16
Tax-Free High Yield Fund (I Class)	4.81%	2.10%	3.44%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	2.06
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.32	1.82	3.52

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,485,145,000
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 15,122,000
InvestmentCompanyPortfolioTurnover	18.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,485,145 Number of Portfolio Holdings1,030
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.9%
California	7.7
Florida	6.0
Texas	6.0
Wisconsin	5.6
Pennsylvania	4.9
Ohio	4.6
Maryland	4.4
Illinois	4.1
Other	46.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.7%
Transportation	11.2
Education	9.3
Special Tax	8.9
Housing	8.7
Industrial & Pollution Control	6.9
General Obligations - State	4.1
General Obligations - Local	2.7
Water & Sewer	2.2
Other	24.3

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless